Share repurchase programs	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share repurchase programs
Note 21: Share repurchase programs

From time to time, the Bank may seek to repurchase and retire equity securities of the Bank, through cash purchase, privately negotiated transactions, or otherwise. Such transactions, if any, depend on prevailing market conditions, liquidity and capital requirements, contractual restrictions, and other factors.

Common Share Repurchase Program

On February 14, 2022, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2023.

On February 13, 2023, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.0 million common shares through to February 29, 2024.

On December 5, 2023, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.5 million common shares through to December 31, 2024.

On July 22, 2024, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.1 million common shares through to December 31, 2024.
On December 9, 2024, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.7 million common shares through to December 31, 2025.

On July 28, 2025, the Board approved a new common share repurchase program, authorizing the purchase of up to 1.5 million common shares through to December 31, 2025.

On December 8, 2025, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.0 million common shares through to December 31, 2026.

In the year ended December 31, 2025, the Bank repurchased and retired 3,526,575 shares.

	Year ended December 31
Common share repurchases	2025	2024	2023
Acquired number of shares (to the nearest 1)	3,526,575	4,490,940	3,133,717
Average cost per common share	41.59	34.58	28.27
Total cost (in US dollars)	146,685,678	155,305,756	88,590,240